GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 24,773	$ 37,564	$ 167,259	$ 177,283
UNITED STATES
Total revenue			65,778	50,298
Other North America And Canada [Member]
Total revenue			7,135	920
North America [Member]
Total revenue			72,913	51,218
INDIA
Total revenue			27,883	38,822
JAPAN
Total revenue			43,904	61,757
Other Asia [Member]
Total revenue			1,450	3,841
Asia [Member]
Total revenue			73,237	104,420
Europe [Member]
Total revenue			11,650	5,749
Africa [Member]
Total revenue			6,370	8,607
Latin America [Member]
Total revenue			$ 3,089	$ 7,289